Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
Amount by which current cost used to value inventories is lower than LIFO valued inventories	$ 39	$ 34
Probable increase in inventory cost, if current cost had been used to value inventories			29
Inventories accounted under the LIFO method	89.00%	88.00%	88.00%
Consignment Inventory, unadjusted		13.1	15.9
Consignment Inventory	11.9	11.3
Effect of decreased cost of materials sold	$ 0.4